Information on related parties (Tables)	12 Months Ended
Dec. 31, 2022
Information on related parties
Related Party Transactions
		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2022	670	-	50	-
	12-31-2021	1,124	-	97	-
	12-31-2020	1,662	-	140	-

Distribuidora de Gas Cuyana S.A. (1)	12-31-2022	17,344	1,308,847	-	117,867
	12-31-2021	-	1,087,575	-	138,069
	12-31-2020	-	1,090,614	-	81,324

Distribuidora de Gas del Centro S.A.	12-31-2022	17,344	-	-	6,480
	12-31-2021	-	-	-	-
	12-31-2020	-	-	-	-

Energía Sudamericana S.A.	12-31-2022	-	-	-	-
	12-31-2021	-	-	-	1,068
	12-31-2020	-	-	-	1,611

Related companies:

RMPE Asociados S.A. (2)	12-31-2022	503	1,379,451	8	-
	12-31-2021	579	1,651,924	-	-
	12-31-2020	746	1,600,705	-	-

Coyserv S.A.	12-31-2022	-	-	-	-
	12-31-2021	-	-	-	-
	12-31-2020	-	8,699	-	-
Total	12-31-2022	35,861	2,688,298	58	124,347
	12-31-2021	1,703	2,739,499	97	139,137
	12-31-2020	2,408	2,700,018	140	82,935